Goodwill and Other Intangible Assets (Details) - Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships [Line Items]
Goodwill	$ 2,253	$ 2,290
Licenses	1,648
Trade Name	304
Customer Relationships	1,345
Total Intangible Assets	3,297
ILSB [Member]
Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships [Line Items]
Goodwill	1,236
Licenses	448
Trade Name	304
Customer Relationships	1,062
Total Intangible Assets	1,814
INXS [Member]
Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships [Line Items]
Goodwill	1,017
Licenses	1,200
Trade Name
Customer Relationships	283
Total Intangible Assets	$ 1,483